Document And Entity Information	Apr. 27, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2020
Entity Registrant Name	NATIONAL OILWELL VARCO, INC.
Entity Central Index Key	0001021860
Entity Emerging Growth Company	false
Entity File Number	1-12317
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	76-0475815
Entity Address, Address Line One	7909 Parkwood Circle Dr.
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77036
City Area Code	713
Local Phone Number	346-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	NOV
Security Exchange Name	NYSE